SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - ADARA ACQUISITION CORP	12 Months Ended
Dec. 31, 2022
Schedule Of Class A common stocks reflected in the condensed balance sheets are reconciled

At December 31, 2022 and 2021, the Class A common stock reflected in the consolidated balance sheets is reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,290,000)
Class A common stock issuance at cost	(1,479,418)
Plus:
Accretion of carrying value to redemption value	7,919,418
Class A common stock subject to possible redemption, December 31, 2021	116,150,000
Plus:
Accretion of carrying value to redemption value	990,715
Class A common stock subject to possible redemption, December 31, 2022	$117,140,715

Schedule of basic and diluted net income (loss) per common share

	Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic net income per common share
Numerator:
Allocation of net income, as adjusted	$2,354,830	$588,708	$2,539,677	$704,529
Denominator:
Basic weighted average shares outstanding	11,500,000	2,875,000	10,208,219	2,831,849
Basic net income per common share	$0.20	$0.20	$0.25	$0.25

	Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$2,354,830	$588,708	$2,539,677	$704,529
Denominator:
Basic weighted average shares outstanding	11,500,000	2,875,000	10,208,219	2,875,000
Basic net income per common share	$0.20	$0.20	$0.25	$0.25